Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019 CNY (¥)
Statutory rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%
Taxable loss carryforward	$ 23,584			¥ 164,184
Undistributed earnings				0
Withholding tax accrued on undistributed earnings				¥ 0
MKD HK
Statutory rate	16.50%
Shanghai MOLBASE
Percentage of enterprise income tax.	15.00%	15.00%	15.00%
Preferential tax rate effective period (in years)	3 years
ShaanXi MOLBASE
Eligible for reduction of taxable income	50.00%	50.00%
Eligible for reduction of EIT	20.00%	20.00%
Shanghai MOUHUA
Eligible for reduction of taxable income	50.00%	50.00%
Eligible for reduction of EIT	20.00%	20.00%